Provident Funding Mortgage Trust 2021-2 ABS-15G

Exhibit 99.2

Exception Level

Recovco ID	Loan # 1	Loan # 2	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Buyer Comments	Reviewer Comments	Exception Remediation
VCVXFIBOXPI	XXXXXXXXX	XXXXXXXXX	Compliance		Active	2: Acceptable with Warnings	FCF1F5F6-8154-4DE0-AE69-F79E00AC5555	ROR	* ROR H9 form for the same Lender refinance was missing (Lvl 2)	The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; because the property is located in CO, model H-9 should have been used.
MDTNRBPUL0D	XXXXXXXXX	XXXXXXXXX	Compliance		Resolved	Resolved	29C7CBAA-1A68-4A80-A159-CAA91FC3526C	ComplianceEase Risk Indicator is "Moderate"	* ComplianceEase Risk Indicator is "Moderate" (Lvl R)	No Issue
2WE444UDNNO	XXXXXXXXX	XXXXXXXXX	AUS	Resolved	Resolved	7E17876D-9C03-42C5-AC97-6113333216A4	File Does Not Support Data Submitted to DU	* Documentation Does Not Support (Lvl R)	The AUS (page XXX) reflects a CLTV of 57.08%. There is a second mortgage that was subordinated (page XXX) that has a current balance of $XXX (page XXX). The AUS does not reflect the correct CLTV at 61.16% based on a first mortgage of $XXX (page XXX), a second mortgage balance of $XXX (page XXX) and a value of $XXX (page XXX).	XX/XX/XXXX: Not Cleared. The documentation provided is the financing agreement for the second lien. A UCC was filed and the subordination agreement is in the file, but the AUS (P XXX) does not reflect the second lien associated with the debt in the CLTV. An updated AUS reflecting the correct CLTV is required.
XX/XX/XXXX: Cleared.	XX/XX/XXXX: Not Cleared. The documentation provided is the financing agreement for the second lien. A UCC was filed and the subordination agreement is in the file, but the AUS (P XXX) does not reflect the second lien associated with the debt in the CLTV. An updated AUS reflecting the correct CLTV is required.
XX/XX/XXXX: Cleared.
3EKCYHWGBYR	XXXXXXXXX	XXXXXXXXX	Credit		Resolved	Resolved	F6688042-9653-470C-8E06-6741B2BDB7F9	Title Issue	* Title Issue (Lvl R)	There is a lien from XXX appearing on the title which was dated XX/XX/XXXX (page XXX) and there is a statement from the Escrow Officer (page XXX) which stated that there was no UCC recorded for that item. In addition, there is an attached incomplete endorsement (page XXX) which indicates the subject mortgage will be in first lien position. Will need a copy of the subordination agree and the final Title Policy showing that the subject mortgage is insured in first lien position.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
3EKCYHWGBYR	XXXXXXXXX	XXXXXXXXX	AUS		Resolved	Resolved	07466485-C076-4837-BAE2-81215C5DCDC3	File Does Not Support Data Submitted to DU	* Documentation Does Not Support (Lvl R)	There is a lien from XXX appearing on the title which was dated XX/XX/XXXX (page XXX) and there is a statement from the Escrow Officer (page XXX) which stated that there was no UCC recorded for that item. In addition, there is an attached incomplete endorsement (page XXX) which indicates the subject mortgage will be in first lien position. Will need a copy of the subordination agree and the final Title Policy showing that the subject mortgage is insured in first lien position.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
NWDVVLKZDMG	XXXXXXXXX	XXXXXXXXX	Valuation		Resolved	Resolved	09629D0C-FC1E-4F17-B4DE-915C4BFA3F52	Value used by lender not supported	* Value used by lender not supported (Lvl 3)	CDA Value provided is indeterminate. Client to review for further for further valuation.				XX/XX/XXXX: Cleared - Field review supports orig appraisal value	XX/XX/XXXX: Cleared - Field review supports orig appraisal value
Z3HP1ZFHSTT	XXXXXXXXX	XXXXXXXXX	Credit		Resolved	Resolved	72E54AD1-1A65-4A0E-B7EE-9DF5E6C974CA	Asset Verification insufficient	* Asset Verification insufficient (Lvl R)	Unable to determine if donor has the ability to give gift funds in the amount of $XXX Gift funds in the amount of $XXX transfered from XXX Bank evidencing donors ability is redacted out. The gift letter on page XXX and source reflecting redacted balances is on page XXX.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
NWJJVYWQZ0V	XXXXXXXXX	XXXXXXXXX	Credit	Resolved	Resolved	FB6AB10C-C80D-4B66-87DB-818F89332F97	Title Issue	* Title Issue (Lvl R)	Title policy (page XXX) reflects the subject property is vested in the borrower's trust, The XXX Trust dated XX/XX/XXXX; XXX and XXX Individually and as Trustors and/or Trustees... The final 1003 (page XXX) reflects title to the subject is to be in the borrowers names. Provident Funding Guidelines, sections 2.9 Title Vesting Requirements and 2.9.1 Title Vested in Trust, both state borrowers must take title as individuals and are not permitted to take title in the name of a legal entity such as a trust; and Provident Funding does not permit loans to close vested in a trust, respectively.
										The file does not contain any evidence the subject property was deeded out of the trust and to the borrowers as individuals/spouses.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
BKZ1LSAPJ5R	XXXXXXXXX	XXXXXXXXX	Compliance		Resolved	Resolved	3A3E9739-9149-4265-9410-7CD84DB43706	Disclosures	* Homeownership Counseling List (Lvl R)	There is no date evident on the Homeownership Counseling Disclosure (HOC) provided in the loan file; auditor cannot determine if it was disclosed to the borrower within 3 business days of the application date, XX/XX/XXXX. The defect can be cured by providing evidence that shows the disclosure was provided within 3-business days of application.
3XJXRSESF04	XXXXXXXXX	XXXXXXXXX	Credit		Resolved	Resolved	B75867AC-B0AD-4018-9638-4509C9711873	Income	* Income documentation is incomplete (Lvl R)	Need an explanation as to why there are 2 paystubs dated 1 day apart period ending XX/XX/XXXX (page XXX) and pay period ending XX/XX/XXXX (page XXX) for the borrower. Paystubs reflect 80 hours of work.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
I2Y1GQ2T1WU	XXXXXXXXX	XXXXXXXXX	Credit		Resolved	Resolved	561726A1-0F6A-4865-8AF0-FB86BF917407	Missing Doc	* Missing Doc (Lvl R)	The loan file did not contain evidence of the monthly HOA for the subject property as required. In addition, the loan file did not contain an appraisal as LP accepted an Appraisal Waiver., so the HOA was not verified with an appraisal either.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
2ABYCUOURG4	XXXXXXXXX	XXXXXXXXX	Compliance		Resolved	Resolved	E597D5AE-C995-4F07-BBC9-272E8DA50EE5	Disclosures	* Homeownership Counseling List (Lvl R)	There is no date evident on the Homeownership Counseling Disclosure (HOC) provided in the loan file; auditor cannot determine if it was disclosed to the borrower within 3 business days of the application date, XX/XX/XXXX. The defect can be cured by providing evidence that shows the disclosure was provided within 3-business days of application.
2SURHTFFDLS	XXXXXXXXX	XXXXXXXXX	AUS		Resolved	Resolved	11CB1D13-2806-4422-A52C-1015790DCE6B	File Does Not Support Data Submitted to DU	* Documentation Does Not Support (Lvl R)	The LP Accept finding required a YTD paystub documenting all YTD earnings and a W-2 for the most recent calender year. The loan file contained the borrower's most recent paystub for 2021, however, the borrower's 2020 earnings were not documented through XX/XX/XXXX. The loan file contained a paystub in 2020 for pay period ending XX/XX/XXXX (page XXX).				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
2SURHTFFDLS	XXXXXXXXX	XXXXXXXXX	Credit		Resolved	Resolved	42300D8D-74D1-4A7B-968B-CDEFD9B2FC48	Missing legal documents for senior or subordinate	* Missing legal documents for senior or subordinate lien (Lvl R)	The final Title Policy (page XXX) reflected an open item, #6 in the name of "XXX" dated XX/XX/XXXX for tap or connection charges. Need evidence that this item has been satisfied and released from record.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
0CAXXBE1XON	XXXXXXXXX	XXXXXXXXX	Credit		Resolved	Resolved	83B92E8F-AC1F-46B7-A7D5-BD2CA7FBD00F	Credit	* Missing Documentation (Lvl R)	The subject transaction was a refinance of a primary residence purchased XX/XX/XXXX. Per the loan application (P XXX), the borrower previously lived at a property at XXX. This property was retained and had no mortgage balance. Per the HOI policy for XXX (P XXX), that was issued XX/XX/XXXX, this is the borrower's primary residence. The most recent paystubs for the borrower and co-borrower (P XXX, XXX) and the most recent mortgage statements for other rental properties (P XXX, XXX) all reflect XXX as the borrower's mailing address. The credit report ( P XXX), reflects XXX, but does not reflect the subject property. The file does not contain a letter of explanation for discrepancies or supporting evidence that verifies the subject property was actually the primary residence.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
0KEYCBUJNBE	XXXXXXXXX	XXXXXXXXX	Credit		Resolved	Resolved	8750F240-FAC8-4486-A4F6-D46D5A031A17	Credit	* Missing Documentation (Lvl R)	The Loan Application reflects a Homeowner Association fee of $61.50 per month for the subject property. There file is missing documentation to support the HOA monthly fee.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
QWUBAPJ5BKE	XXXXXXXXX	XXXXXXXXX	Credit		Resolved	Resolved	10D049AC-C69A-4663-99CB-E877226239B5	Missing Doc	* Missing Doc (Lvl R)	The Loan Application reflects a Homeowners Association fee of $122.38 (page XXX) with no corresponding document verifying the amount of the HOA fee.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
1PCEP3OOFUW	XXXXXXXXX	XXXXXXXXX	Compliance		Resolved	Resolved	87ABD9C2-E597-47E2-B783-5A16F9EEE905	ComplianceEase Risk Indicator is "Moderate"	* ComplianceEase Risk Indicator is "Moderate" (Lvl R)	No issue.
1PCEP3OOFUW	XXXXXXXXX	XXXXXXXXX	Compliance	Resolved	Resolved	04A7E123-8035-42D4-A70D-CBFD5860DED7	ComplianceEase TRID Tolerance Test Failed #2	* ComplianceEase TRID Tolerance Test Failed #2 (Lvl R)	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on XX/XX/XXXX without a valid change of circumstance. A cost to cure in the amount of $47.60 is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).	CD XX/XX/XXXX provided	XX/XX/XXXX Not cleared. A reason for the lender credits decreased was not provided. The lender credit decreased on the CD issued on XX/XX/XXXX without a valid change of circumstance. A cost to cure in the amount of $47.60 is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXX Cleared	XX/XX/XXXX Not cleared. A reason for the lender credits decreased was not provided. The lender credit decreased on the CD issued on XX/XX/XXXX without a valid change of circumstance. A cost to cure in the amount of $47.60 is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXX Cleared
1PCEP3OOFUW	XXXXXXXXX	XXXXXXXXX	Compliance		Resolved	Resolved	1A7C7A41-9484-4D4B-815F-D6E548C02EF0	ComplianceEase Exceptions Test Failed	* ComplianceEase Exceptions Test Failed (Lvl R)	No issue.
ANNKZI1YDFJ	XXXXXXXXX	XXXXXXXXX	Compliance		Resolved	Resolved	8CD17A03-DCA3-48E7-B7F7-85D27C36F95B	ComplianceEase Risk Indicator is "Elevated"	* ComplianceEase Risk Indicator is "Elevated" (Lvl R)	Violation addressed under another category
ANNKZI1YDFJ	XXXXXXXXX	XXXXXXXXX	Compliance		Resolved	Resolved	9B82352E-8B13-459E-B766-B313BB84FA5C	ComplianceEase TRID Tolerance Test Failed #2	* ComplianceEase TRID Tolerance Test Failed #2 (Lvl R)	The loan is an HPML, and there is no evidence in the file of a written appraisal, performed by a certified/licensed appraiser and including an inspection of the interior of the property. Per Regulation, a creditor may not extend a HPML without obtaining a written appraisal of the property prior to consummation.
RRMDV3FQCLY	XXXXXXXXX	XXXXXXXXX	Credit		Resolved	Resolved	75F9B600-2D0B-44D1-9D34-7152AE071D0F	Credit	* Missing Documentation (Lvl R)	Missing tax and insurance info for rental property.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
WWZ1UDZ3VUX	XXXXXXXXX	XXXXXXXXX	Compliance		Resolved	Resolved	12942CA0-E7F6-41EC-B06A-0945195BF7FF	ComplianceEase TILA Test Failed	* ComplianceEase TILA Test Failed (Lvl R)	Violation addressed under a separate category.
WWZ1UDZ3VUX	XXXXXXXXX	XXXXXXXXX	Compliance		Resolved	Resolved	8A11F958-701C-4FAE-8EBB-3F47CA3BE73A	ComplianceEase Exceptions Test Failed	* ComplianceEase Exceptions Test Failed (Lvl R)	No Issue
WWZ1UDZ3VUX	XXXXXXXXX	XXXXXXXXX	Compliance		Resolved	Resolved	DA9A70C0-EC67-4EFD-9A8C-6C224B565440	ComplianceEase Risk Indicator is "Moderate"	* ComplianceEase Risk Indicator is "Moderate" (Lvl R)	No Issue
WWZ1UDZ3VUX	XXXXXXXXX	XXXXXXXXX	Credit		Resolved	Resolved	CD823566-757A-4932-83D5-727CCD443DA2	ROR funding date before end of required rescission	* ROR funding date before end of required rescission period (Lvl R)	The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD issued on XX/XX/XXXX. the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX.. The defect can be cured by providing the true funding date.		Dispute: The transaction date was XX/XX/XXXX, end rescission dateXX/XX/XXXX and the loan funded onXX/XX/XXXX. Final CD has been uploaded to ExaVault to show the funding date of XX/XX/XXXX.		XX/XX/XXXX Cleared	XX/XX/XXXX Cleared
22LPDXALWHN	XXXXXXXXX	XXXXXXXXX	Valuation		Resolved	Resolved	E1694DB4-C366-44F2-AE2A-0E6A991E92EF	Appraisal dated after closing	* Appraisal dated after closing (Lvl R)